Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
10. Income Taxes

The Company and its subsidiaries file income tax returns in Switzerland, South Africa, the United States and Brazil. The components of income (loss) from operations before income taxes, by jurisdiction, are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Switzerland	$312,843	$(397,962)	$83,321	$(883,745)
South Africa	$(122,324)	(157,520)	(258,310)	(384,174)
United States	$(67,620)	(403,706)	(233,985)	(647,105)
Brazil	-	-	-	-
Total Net Income (Loss)	$122,899	$(959,188)	$(408,974)	$(1,915,024)

The provision for income taxes shown in the accompanying consolidated statements of operations consists of the following for the three and six months ended June 30, 2015 and 2014:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Current tax provision:
Switzerland	$-	$-	$-	$-
South Africa	-	-	-	-
United States	-	-	-	-
Brazil	-	-	-	-
Total current tax provision	-	$-	-	$-

Deferred tax provision:
Switzerland	56,767	$(71,303)	15,759	$(158,070)
South Africa	(34,215)	(44,066)	(72,256)	(107,490)
United States	(23,667)	(141,297)	(81,894)	(226,487)
Brazil	235,375	-	235,375	-
Change in valuation allowance	(234,260)	256,666	(96,984)	492,047
Total deferred provision	-	-	-	-

Total	$-	$-	$-	$-

The Company has determined that the future tax benefits from net operating losses are not likely to be realized in future periods and a full valuation allowance has been provided for all periods.

The income tax effect of each type of temporary difference giving rise to the net deferred tax asset as follows:

	June 30,	December 31,
	2015	2014
Deferred tax assets:
Net operating loss carryforwards	$6,555,878	$6,652,861
Less: valuation allowance	(6,555,878)	(6,652,861)

Total	$-	$-

The following reconciles the effective income tax rates with the statutory rates for the three and six months ended June 30, 2015 and 2014:

			United
	Switzerland	South Africa	States	Brazil	Total

Statutory rate of tax	8.5%/18%	28.0%	35.0%	25.0%

Three months ended June 30, 2015:
Net income (loss) from operations before taxes	$312,843	$(122,324)	$(67,620)	$-	$122,899

As calculated at the statutory rate	56,767	(34,286)	(23,667)	-	(1,186)

Permanent differences	-	71	-	235,375	235,446
Change in valuation reserves	(56,767)	34,215	23,667	(235,375)	(234,260)

Provision for income taxes	$-	$-	$-	$-	$-

Three months ended June 30, 2014:
Net (loss) from operations before taxes	$(397,962)	$(157,520)	$(403,706)	$-	$(959,188)

As calculated at the statutory rate	(71,303)	(44,106)	(141,297)	-	(256,706)

Permanent differences	-	40	-	-	40
Change in valuation reserves	71,303	44,066	141,297	-	256,666

Provision for income taxes	$-	$-	$-	$-	$-

Six months ended June 30, 2015:
Net income (loss) from operations before taxes	$83,321	$(258,310)	$(233,985)	$-	$(408,974)

As calculated at the statutory rate	15,759	(72,327)	(81,894)	-	(138,462)

Permanent differences	-	71	-	235,375	235,446
Change in valuation reserves	(15,759)	72,256	81,894	(235,375)	(96,984)

Provision for income taxes	$-	$-	$-	$-	$-

Six months ended June 30, 2014:
Net (loss) from operations before taxes	$(883,745)	$(384,174)	$(647,105)	$-	$(1,915,024)

As calculated at the statutory rate	(158,070)	(107,569)	(226,487)	-	(492,126)

Permanent differences	-	79	-	-	79
Change in valuation reserves	158,070	107,490	226,487	-	492,047

Provision for income taxes	$-	$-	$-	$-	$-

Permanent differences are principally related to loss on disposal of property and equipment, interest and penalties and unallowable expenses.

The Company and Group members remain subject to tax examinations for the year ended December 31, 2014 in Switzerland and South Africa, for the six years ended December 31, 2014 in the U.S and for the four years ended December 31, 2014 in Brazil.

During December 2013 the Internal Revenue Service (the “IRS”) notified the Company of assessments totaling $40,000 based on the failure by the Company’s management prior to the December 12, 2012 share exchange to file certain information returns for the years 2008-2011. The Company requested, but did not receive, administrative relief from the IRS from the assessments. The Company entered into an agreement with the IRS to pay the outstanding balance over four months in installments of $10,000 each commencing August 15, 2014. The Company made the payment of the first installment of $10,000 on August 7, 2014. The Company obtained an updated settlement amount from the IRS during February 2015 and paid the amount in full to the IRS during March 2015.

10. Income Taxes

The Company and its subsidiaries file income tax returns in Switzerland, South Africa, the United States and Brazil. The components of income (loss) from operations before income taxes, by jurisdiction, are as follows:

			From August 24, 2005
	Years Ended December 31,		(inception) to
	2014	2013	December 31, 2014
Switzerland	$(1,561,194)	$(2,883,099)	$(20,960,178)
South Africa	(616,550)	(234,099)	(10,152,768)
United States	(920,852)	(1,301,924)	(2,238,210)
Brazil	-	-	(941,498)
Total Net Loss	$(3,098,596)	$(4,419,122)	$(34,292,654)

The provision for income taxes shown in the accompanying consolidated statements of operations consists of the following for the years ended December 31, 2014 and 2013 and for the period from inception to December 31, 2014:

			From August 24, 2005
	Years Ended December 31,		(inception) to
	2014	2013	December 31, 2014
Current tax provision:
Switzerland	$-	$-	$32,673
South Africa	-	-	-
United States	-	-	-
Brazil	-	-	-
Total current tax provision	-	$-	32,673

Deferred tax provision:
Switzerland	(278,301)	$(513,023)	(3,621,534)
South Africa	(171,594)	(19,435)	(2,012,578)
United States	(322,299)	(455,673)	(783,374)
Brazil	-	-	(235,375)
Change in valuation allowance	772,194	988,131	6,652,861
Total deferred provision	-	$-	-

Total	$-	$-	$32,673

The Company has determined that the future tax benefits from net operating losses are not likely to be realized in future periods and a full valuation allowance has been provided for all periods.

The income tax effect of each type of temporary difference giving rise to the net deferred tax asset as follows:

	December 31,	December 31,
	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$6,652,861	$5,880,667
Less: valuation allowance	(6,652,861)	(5,880,667)

Total	$-	$-

The following reconciles the effective income tax rates with the statutory rates for the year ended December 31, 2014 and 2013, and for the period from inception to December 31, 2014:

	Switzerland	South Africa	United States	Brazil	Total

Statutory rate of tax	8.5%/18%	28.0%	35.0%	25.0%

Year ended December 31, 2014:
Net (loss) from operations before taxes	$(1,561,194)	$(616,550)	$(920,852)	$-	$(3,098,596)

As calculated at the statutory rate	(278,301)	(172,634)	(322,299)	-	(773,234)

Permanent differences	-	1,040	-	-	1,040
Change in valuation reserves	278,301	171,594	322,299	-	772,194

Provision for income taxes	$-	$-	$-	$-	$-

Year ended December 31, 2013:
Net (loss) from operations before taxes	$(2,883,099)	$(234,099)	$(1,301,924)	$-	$(4,419,122)

As calculated at the statutory rate	(513,023)	(65,548)	(455,673)	-	(1,034,244)

Permanent differences	-	46,113	-	-	46,113
Change in valuation reserves	513,023	19,435	455,673	-	988,131

Provision for income taxes	$-	$-	$-	$-	$-

For the period from August 24, 2005 (inception) to December 31, 2014:
Net (loss) from operations before taxes	$(20,960,178)	$(10,152,768)	$(2,238,210)	$(941,498)	$(34,292,654)

As calculated at the statutory rate	(3,601,186)	(2,842,775)	(783,374)	(235,375)	(7,462,710)

Permanent differences	12,325	830,197	-	-	842,522
Change in valuation reserves	3,621,534	2,012,578	783,374	235,375	6,652,861

Provision for income taxes	$32,673	$-	$-	$-	$32,673

Permanent differences are principally related to loss on disposal of property and equipment, interest and penalties and unallowable expenses.

The Company and Group members remain subject to tax examinations for the year ended December 31, 2014 in Switzerland and South Africa, for the six years ended December 31, 2014 in the U.S and for the four years ended December 31, 2014 in Brazil.

The Company was notified by the U.S. Internal Revenue Service during December 2013 of assessments totaling $40,000 for the failure by the management of the Company prior to the December 12, 2012 share exchange to file certain information returns for the years 2008-2011. The Company requested but did not receive administrative relief from the assessments. The Company has entered into an agreement with the Internal Revenue Service to pay the outstanding balance over four months in installments of $10,000 each commencing August 15, 2014. The Company made the payment of the first installment of $10,000 on August 7, 2014. The Company obtained an updated settlement amount from the U.S. Internal Revenue Service during February 2015 and paid the amount in full during March 2015.